UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
	[  ] adds new holdings
		entries.
Institutional Investment Manager Filing this Report:

Name:	Princeton Capital Management, Inc.
Address:	47 Hulfish Street, Suite 500
	Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ann W. Elmes
Title:	Director
Phone:	(609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      9/25/00
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________	________________________________
	[Repeat as necessary.]


Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:		_____________

Form 13F Information Table Entry Total:		106

Form 13F Information Table Value Total:	$	161,695
	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-____________	___________________

	[Repeat as necessary.]



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PRINCETON CAPITAL MANAGEMENT
FORM 13F
June 30, 2000


Voting Authority

----------------------------
                                                          Value     Shares/  Sh/
Put/ Invstmt  Other
Name of Issuer                         Title oCUSIP       (x$1000)  Prn Amt  Prn
Call Dscretn  Mgrs  Sole     Shared   None
------------------------------         ----------------   --------  -------- ---
---- -------  -------------- -------- -------

ATT                                    COM    001957109         2073    65553SH
Sole                6594    15100    43859
Abbott Laboratories                    COM    002824100         2639    59217SH
Sole                 775    15400    43042
Adobe Systems                          COM    00724F101         2489    19150SH
Sole                1000     3800    14350
Agilent Technologies                   COM    00846U101          440     5967SH
Sole                 364     1446     4157
American Intl Group                    COM    026874107          530     4509SH
Sole                                  4509
Aspect Communications                  COM    04523Q102         1199    30500SH
Sole                 300             30200
At Home Corp                           COM    045919107          551    26550SH
Sole                                 26550
BP Amoco                               COM    055622104         3152    55733SH
Sole               17709    12648    25376
Banc One                               COM    06423A103          344    12962SH
Sole                5864     1000     6098
BellSouth                              COM    079860102          966    22662SH
Sole                2800     7200    12662
Bergen Brunswig                        COM    083739102          514    93450SH
Sole               12000     2400    79050
Bio Rad Labs Cl A                      COM    090572207          975    39000SH
Sole                1000             38000
Black Hills Corp                       COM    092113109          203     9000SH
Sole                                  9000
Boeing                                 COM    097023105         1089    26050SH
Sole                                 26050
Bristol Myers Squibb                   COM    110122108          489     8398SH
Sole                4800              3598
Catalytica                             COM    148885106         1004    91300SH
Sole                                 91300
Caterpillar                            COM    149123101          285     8416SH
Sole                                  8416
Cerner                                 COM    156782104         1101    40400SH
Sole                                 40400
Chevron                                COM    166751107         1766    20828SH
Sole                6775     1325    12728
Chiron                                 COM    170040109          779    16399SH
Sole                 950     1600    13849
Cigna                                  COM    125509109         1562    16702SH
Sole                5100     1600    10002
Cisco Systems                          COM    17275R102          313     4927SH
Sole                 500     1700     2727
Citigroup                              COM    172967101         1531    25411SH
Sole                1338     3600    20473
Coca Cola                              COM    191216100          661    11500SH
Sole                 600     3500     7400
Coherent                               COM    192479103         4752    56650SH
Sole                 700     4500    51450
Comcast Corp-Special Cl A              COM    200300200          378     9332SH
Sole                                  9332
Computer Associates                    COM    204912109          204     3982SH
Sole                          225     3757
Convergys                              COM    212485106          700    13500SH
Sole                                 13500
Corning Inc                            COM    219350105          851     3153SH
Sole                         3000      153
Coulter Pharmaceutical                 COM    222116105          347    16910SH
Sole                2870     2200    11840
Creo Products                          COM    225606102          369    16200SH
Sole                                 16200
Dell Computer                          COM    247025109          247     5000SH
Sole                                  5000
Digital River                          COM    25388B104          252    32800SH
Sole                                 32800
Eastman Kodak                          COM    277461109          572     9610SH
Sole                1535     3350     4725
Emerson Electric                       COM    291011104          223     3700SH
Sole                         1600     2100
Enron Corp                             COM    293561106         1786    27696SH
Sole               10312      400    16984
Ericsson Cl B ADR                      COM    294821400          340    17000SH
Sole                                 17000
Exxon Mobil                            COM    30231G102         3099    39473SH
Sole                8000     5932    25541
Ford Motor                             COM    345370100         1789    41616SH
Sole                4100     8900    28616
GTE Corp                               COM    362320103          637    10234SH
Sole                 200      700     9334
Geltex Pharmaceuticals                 COM    368538104          235    11500SH
Sole                                 11500
General Electric                       COM    369604103        12428   234494SH
Sole               62640    77300    94554
Georgia Pacific                        COM    373298108          215     8200SH
Sole                         6000     2200
Harris Corp                            COM    413875105         3912   119450SH
Sole                1000            118450
Hewlett Packard                        COM    428236103         1960    15692SH
Sole                 960     3800    10932
IDX Systems                            COM    449491109          339    24000SH
Sole                                 24000
ImageX.com                             COM    45244D102          441    72700SH
Sole                2000             70700
Indigo                                 COM    N44495104         4355   749300SH
Sole               48400    18600   682300
Informix                               COM    456779107         1494   200900SH
Sole               14300    13000   173600
Intel                                  COM    458140100         1211     9060SH
Sole                1000      796     7264
Interpublic Group                      COM    460690100          646    15014SH
Sole               15014
J P Morgan & Co.                       COM    616880100         1273    11558SH
Sole                         6650     4908
Johnson & Johnson                      COM    478160104         1953    19166SH
Sole                4800      800    13566
Lernout & Hauspie Speech Produ         COM    B5628B104         1472    33400SH
Sole                                 33400
Lilly (Eli)                            COM    532457108          866     8675SH
Sole                         2000     6675
Lucent Technologies                    COM    549463107         2869    48421SH
Sole                2736    10408    35277
Martek                                 COM    572901106        10549   562607SH
Sole              119942    13500   429165
McGraw Hill                            COM    580645109          610    11300SH
Sole                 400     6400     4500
Mckesson HBOC                          COM    58155Q103         1404    67050SH
Sole                1000     9900    56150
MediaOne Group                         COM    58440J104          983    14750SH
Sole                 300     1200    13250
Mentor Graphics                        COM    587200106         1608    80900SH
Sole                1500             79400
Mercantile Bankshares                  COM    587405101          307    10290SH
Sole                4945              5345
Merck                                  COM    589331107         4283    55895SH
Sole                6700    15850    33345
Microsoft                              COM    594918104          412     5156SH
Sole                2000     1000     2156
Microware                              COM    595150103          989   385800SH
Sole               94100    17000   274700
Motorola                               COM    620076109         2745    94435SH
Sole                4691    21810    67934
National Data Corp                     COM    635621105          563    24500SH
Sole                                 24500
Norfolk Southern                       COM    655844108          378    25400SH
Sole                3000    10300    12100
Nuance Communications                  COM    669967101          567     6800SH
Sole                                  6800
Oracle                                 COM    68389X105         2859    34015SH
Sole                1300     5900    26815
Peregrine Systems                      COM    71366q101         3116    89825SH
Sole                1950    10275    77600
Pfizer                                 COM    717081103         1178    24551SH
Sole                         4112    20439
Pharmacyclics                          COM    716933106         2065    33850SH
Sole                 500             33350
Procter & Gamble                       COM    742718109          461     8050SH
Sole                                  8050
QRS Corp                               COM    74726X105          739    30100SH
Sole                                 30100
Quintiles Transnational                COM    748767100          720    51000SH
Sole                2000             49000
Reliant Energy                         COM    442161105          236     8000SH
Sole                                  8000
SBC Communications                     COM    78387G103          771    17817SH
Sole                2758             15059
Sangstat Medical Corp                  COM    801003104         1689    58500SH
Sole                 800             57700
Santa Cruz Operation                   COM    801833104         2192   343800SH
Sole               40000            303800
Schering Plough                        COM    806605101         5540   109706SH
Sole               14000    28500    67206
Scientific-Atlanta                     COM    808655104         2787    37416SH
Sole                1800     6500    29116
Scitex Corp                            COM    809090103         2571   232400SH
Sole                3000            229400
Sepracor                               COM    817315104         5747    47641SH
Sole                8800     9800    29041
Shaw Industries                        COM    820286102         3720   297628SH
Sole               73420    93000   131208
Southern Company                       COM    842587107          255    10950SH
Sole                4200      550     6200
SpectRx                                COM    847635109          718    68400SH
Sole                                 68400
Summit Bancorp                         COM    866005101          605    24575SH
Sole                9225     9700     5650
Sun Microsystems                       COM    866810104         3181    34983SH
Sole                3350     8000    23633
Tellabs                                COM    879664100          426     6225SH
Sole                         1325     4900
Texaco                                 COM    881694103          299     5616SH
Sole                1200      250     4166
Transkaryotic Therapies                COM    893735100         1360    37000SH
Sole                3000             34000
Trimble Navigation LTD                 COM    896239100         2729    55900SH
Sole                                 55900
Union Pacific                          COM    907818108          805    21658SH
Sole                3674     4700    13284
Union Pacific Resources                COM    907834105          827    37571SH
Sole                2680     8500    26391
United Technologies                    COM    913017109          589    10000SH
Sole                                 10000
Universal Display                      COM    91347P105         4901   165100SH
Sole                5000            160100
Verizon Communications                 COM    077853109          429     8452SH
Sole                         3400     5052
Viragen                                COM    927638106           46    20500SH
Sole                                 20500
WAWA, Inc                              COM                       231      360SH
Sole                 180      180
Wachovia Bank                          COM    929771103          545    10042SH
Sole                 200              9842
Wind River Systems                     COM    973149107          704    18600SH
Sole                                 18600
World Access                           COM    98141A101          298    26900SH
Sole                 800             26100
XEIKON NV                              COM    984003103         1128    73350SH
Sole                1000             72350
duPont                                 COM    263534109          835    19075SH
Sole                6900             12175
National Data Corp                     CONV   635621AA3          124   150000PRN
Sole                                150000
REPORT SUMMARY                         106 DATA RECORDS       161695         0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED





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